Segment reporting - Consolidated Statement of Financial Position By Operating Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Vessels	$ 1,629,570	$ 3,057,933
Assets under construction	106,513	228,429
Right-of-use assets	32,936	21,493	$ 29,001
Other tangible assets	644	762
Intangible assets	14,194	15,746	186
Receivables	2,888	34,825
Investments in equity accounted investees (Note 26)	518	1,423
Deferred tax assets	280	1,403
Total non-current assets	1,787,543	3,362,014
Total current assets	1,631,737	607,059
TOTAL ASSETS	3,419,280	3,969,073
EQUITY and LIABILITIES
Total equity	2,357,373	2,173,465
Bank and other loans	362,235	1,264,243
Other notes	198,219	197,556
Other borrowings	71,248	71,011
Lease liabilities	3,363	5,824
Other payables	146	404
Employee benefits	1,669	1,635	$ 6,839
Provisions	274	597
Total non-current liabilities	637,154	1,541,270
Total current liabilities	424,753	254,338
TOTAL EQUITY and LIABILITIES	3,419,280	3,969,073
Operating segments | Tankers
ASSETS
Vessels	1,434,095	2,846,780
Assets under construction	106,513	228,429
Right-of-use assets	32,936	21,493
Other tangible assets	644	762
Intangible assets	94	89
Receivables	2,463	33,297
Investments in equity accounted investees (Note 26)	1,366	2,249
Deferred tax assets	280	1,403
Total non-current assets	1,578,391	3,134,502
Total current assets	1,617,572	591,130
TOTAL ASSETS	3,195,963	3,725,632
EQUITY and LIABILITIES
Total equity	2,261,064	2,076,976
Bank and other loans	256,539	1,141,378
Other notes	198,219	197,556
Other borrowings	71,248	71,011
Lease liabilities	3,363	5,824
Other payables	0	0
Employee benefits	1,669	1,635
Provisions	274	597
Total non-current liabilities	531,312	1,418,001
Total current liabilities	403,587	230,655
TOTAL EQUITY and LIABILITIES	3,195,963	3,725,632
Operating segments | FSO
ASSETS
Vessels	195,475	211,153
Assets under construction	0	0
Right-of-use assets	0	0
Other tangible assets	0	0
Intangible assets	14,100	15,657
Receivables	0	1,092
Investments in equity accounted investees (Note 26)	0	0
Deferred tax assets	0	0
Total non-current assets	209,575	227,902
Total current assets	15,528	16,311
TOTAL ASSETS	225,103	244,213
EQUITY and LIABILITIES
Total equity	96,309	96,489
Bank and other loans	106,121	123,290
Other notes	0	0
Other borrowings	0	0
Lease liabilities	0	0
Other payables	146	404
Employee benefits	0	0
Provisions	0	0
Total non-current liabilities	106,267	123,694
Total current liabilities	22,527	24,030
TOTAL EQUITY and LIABILITIES	225,103	244,213
Equity-accounted investees
ASSETS
Vessels	0	0
Assets under construction	0	0
Right-of-use assets	0	0
Other tangible assets	0	0
Intangible assets	0	0
Receivables	(425)	(436)
Investments in equity accounted investees (Note 26)	848	826
Deferred tax assets	0	0
Total non-current assets	423	390
Total current assets	1,363	382
TOTAL ASSETS	1,786	772
EQUITY and LIABILITIES
Total equity	0	0
Bank and other loans	425	425
Other notes	0	0
Other borrowings	0	0
Lease liabilities	0	0
Other payables	0	0
Employee benefits	0	0
Provisions	0	0
Total non-current liabilities	425	425
Total current liabilities	1,361	347
TOTAL EQUITY and LIABILITIES	$ 1,786	$ 772